Goodwill and intangible assets with indefinite useful lives - goodwill impairment testing (Details) - Cash-generating units [member] - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
EMEA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 275	€ 269
Margin rate reduction to reduce fair value of cash flows to carrying value	2500.00%
LATAM
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 577	€ 563
Margin rate reduction to reduce fair value of cash flows to carrying value	4000.00%
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	9.50%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	16.00%